Condensed Financial Statements of the Company (Tables)	12 Months Ended
Jun. 30, 2020
Condensed Financial Statements of Company [Abstract]
Schedule of condensed statements of financial position
	As of June 30,
	2019	2020	2020
	RMB	RMB	US$

ASSETS:
Current assets:
Cash and cash equivalents	16,036	15,286	2,164
Total current assets	16,036	15,286	2,164

Investments in subsidiaries	384,561	352,755	49,929
Total assets	400,597	368,041	52,093

LIABILITIES AND EQUITY:
LIABILITIES:
Current liabilities:
Other payables and accrued expenses	194	85	12
Total current liabilities	194	85	12
Total liabilities	194	85	12

Commitments and contingencies
EQUITY:
Ordinary shares (Authorized shares: 2,000,000,000 at US$0.001 each; issued and outstanding shares: 90,472,014 and 90,472,014 as of June 30, 2019 and 2020, respectively)	600	600	85
Additional paid-in capital	224,702	224,702	31,805
Retained earnings	175,090	142,187	20,125
Accumulated other comprehensive income	11	467	66
Total equity	400,403	367,956	52,081
Total liabilities and equity	400,597	368,041	52,093

Schedule of condensed statements of operations and comprehensive income (loss)
	Years ended June 30,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$

General and administrative expenses	-	129	(1,286)	(182)
Interest income	-	361	188	27
Equity in earnings (loss) of subsidiaries	64,596	53,220	(31,805)	(4,502)
Income (loss) before income taxes	64,596	53,710	(32,903)	(4,657)
Income tax benefit (expense)	-	(179)	-	-
Net income (loss)	64,596	53,531	(32,903)	(4,657)
Other comprehensive income, net of tax: Foreign currency translation adjustments	-	11	456	65
Total Comprehensive income (loss)	64,596	53,542	(32,447)	(4,592)